TAXATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax percent statutory	(10.00%)	7.00%	1.00%
Effective tax percent statutory	25.00%	25.00%	25.00%
Income tax expiration year description	will expire in year 2025
Uncertain tax positions	$ 0	$ 0
PRC Enterprise Income Tax [Member] | Wunong Technology Shenzhen Co Ltd [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax percent statutory	25.00%
PRC Enterprise Income Tax [Member] | Xiamen Chunshang Health Technology Co Ltd [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax percent statutory	25.00%
PRC Enterprise Income Tax [Member] | Chunran Health Consulting Co Ltd [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax percent statutory	25.00%